SLM Student Loan Trust 2008-1
Quarterly Servicing Report

Distribution Date	07/25/2008
Collection Period	04/01/2008 — 06/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-1 Deal Parameters

	Student Loan Portfolio Characteristics		03/31/2008	Activity	06/30/2008
A	i	Portfolio Balance	$1,453,987,818.04	($8,902,326.22)	$1,445,085,491.82
	ii	Interest to be Capitalized	30,470,518.09		30,872,034.18

	iii	Total Pool	$1,484,458,336.13		$1,475,957,526.00
	iv	Capitalized Interest	30,000,000.00		30,000,000.00
	v	Specified Reserve Account Balance	3,711,145.84		3,689,893.82

	vi	Total Adjusted Pool	$1,518,169,481.97		$1,509,647,419.82

B	i	Weighted Average Coupon (WAC)	7.056%		7.061%
	ii	Weighted Average Remaining Term	125.37		123.87
	iii	Number of Loans	419,418		415,810
	iv	Number of Borrowers	213,906		211,917
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance — T-Bill	$113,844,021		$113,075,041
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$1,370,614,316		$1,362,882,485
	viii	Pool Factor	0.989694933		0.984027405

						% of O/S		% of O/S
	Notes			Spread	Balance 04/25/2008	Securities	Balance 07/25/2008	Securities
C	i	A-1 Notes	784439AA9	0.25%	$361,453,755.85	23.716%	$349,823,826.65	23.129%
	ii	A-2 Notes	784439AB7	0.35%	517,000,000.00	33.921%	517,000,000.00	34.182%
	iii	A-3 Notes	784439AC5	0.50%	190,000,000.00	12.466%	190,000,000.00	12.562%
	iv	A-4 Notes	784439AD3	0.65%	409,653,000.00	26.878%	409,653,000.00	27.085%
	v	B Notes	784439AE1	1.15%	46,010,000.00	3.019%	46,010,000.00	3.042%

		Total Notes			$1,524,116,755.85	100.000%	$1,512,486,826.65	100.000%

	Reserve Account		04/25/2008		07/25/2008
D	i	Required Reserve Acct Deposit (%)		0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$		$0.00
	iii	Specified Reserve Acct Balance ($)		$3,711,145.84	$3,689,893.82
	iv	Reserve Account Floor Balance ($)		$1,499,914.00	$1,499,914.00
	v	Current Reserve Acct Balance ($)		$3,711,145.84	$3,689,893.82

	Other Accounts		04/25/2008	07/25/2008
E	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Capitalized Interest Account	$30,000,000.00	$30,000,000.00
	iii	Floor Income Rebate Account	$4,166,382.16	$6,204,033.03

	Asset/Liability		04/25/2008	07/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$1,518,169,481.97	$1,509,647,419.82
	ii	Total Outstanding Balance Notes	$1,524,116,755.85	$1,512,486,826.65
	iii	Difference	$(5,947,273.88)	$(2,839,406.83)
	iv	Parity Ratio	0.99610	0.99812

II. 2008-1  Transactions from:           04/01/2008           through:
06/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$17,972,512.54
	ii	Principal Collections from Guarantor	1,238,455.50
	iii	Principal Reimbursements	204,670.79
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$19,415,638.83

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$21,839.50
	ii	Capitalized Interest	(10,535,152.11)

	iii	Total Non-Cash Principal Activity	$(10,513,312.61)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$8,902,326.22

E	Student Loan Interest Activity
	i	Regular Interest Collections	$5,320,723.71
	ii	Interest Claims Received from Guarantors	20,407.78
	iii	Collection Fees/Returned Items	5,299.29
	iv	Late Fee Reimbursements	128,580.31
	v	Interest Reimbursements	13,295.54
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(551.52)
	viii	Subsidy Payments	7,054,229.06

	ix	Total Interest Collections	$12,541,984.17

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$383.89
	ii	Capitalized Interest	10,535,152.11

	iii	Total Non-Cash Interest Adjustments	$10,535,536.00

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$23,077,520.17

I	Non-Reimbursable Losses During Collection Period		$342.34

J	Cumulative Non-Reimbursable Losses to Date		$342.34

III. 2008-1  Collection Account Activity            04/01/2008          through
06/30/2008

A	Principal Collections
	i	Principal Payments Received	$15,363,332.07
	ii	Consolidation Principal Payments	3,847,635.97
	iii	Reimbursements by Seller	2,225.28
	iv	Borrower Benefits Reimbursements	42,767.33
	v	Reimbursements by Servicer	261.46
	vi	Re-purchased Principal	159,416.72

	vii	Total Principal Collections	$19,415,638.83

B	Interest Collections
	i	Interest Payments Received	$12,326,355.40
	ii	Consolidation Interest Payments	68,453.63
	iii	Reimbursements by Seller	(197.23)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	9,234.77
	vi	Re-purchased Interest	4,258.00
	vii	Collection Fees/Return Items	5,299.29
	viii	Late Fees	128,580.31

	ix	Total Interest Collections	$12,541,984.17

C	Other Reimbursements		$46,456.48

D	Reserves in Excess of the Requirement		$21,252.02

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$410,567.29

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$0.00

L	TOTAL AVAILABLE FUNDS		$32,435,898.79
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,070,385.00)
		Floor Income Rebate Fees to Dept. of Education	$(4,144,150.47)
		Funds Allocated to the Floor Income Rebate Account	$(6,204,033.03)
		Funds Released from the Floor Income Rebate Account	$4,166,382.16

M	NET AVAILABLE FUNDS		$25,183,712.45

N	Servicing Fees Due for Current Period		$551,318.00

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$571,318.00

IV. 2008-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008

INTERIM:
In School
Current	6.783%	6.785%	158,255	121,091	37.732%	29.122%	$574,956,764.82	$441,327,381.98	39.543%	30.540%

Grace
Current	6.784%	6.781%	98,509	71,105	23.487%	17.100%	297,606,090.39	$237,191,313.98	20.468%	16.414%

TOTAL INTERIM	6.783%	6.784%	256,764	192,196	61.219%	46.222%	$872,562,855.21	$678,518,695.96	60.012%	46.954%

REPAYMENT
Active
Current	7.486%	7.322%	100,495	129,657	23.961%	31.182%	$346,609,923.62	$452,509,387.95	23.839%	31.314%
31-60 Days Delinquent	7.540%	7.239%	8,365	15,684	1.994%	3.772%	27,975,714.28	46,022,711.81	1.924%	3.185%
61-90 Days Delinquent	7.391%	7.177%	7,435	10,483	1.773%	2.521%	23,248,963.34	28,389,384.06	1.599%	1.965%
91-120 Days Delinquent	7.437%	7.202%	5,480	5,241	1.307%	1.260%	17,420,834.44	13,184,145.45	1.198%	0.912%
> 120 Days Delinquent	7.550%	7.428%	9,579	17,247	2.284%	4.148%	34,430,161.31	54,209,441.21	2.368%	3.751%

Deferment
Current	7.276%	7.138%	16,861	22,170	4.020%	5.332%	66,173,603.88	80,597,442.72	4.551%	5.577%

Forbearance
Current	7.613%	7.459%	14,302	21,996	3.410%	5.290%	65,031,627.65	87,464,919.72	4.473%	6.053%

TOTAL REPAYMENT	7.478%	7.313%	162,517	222,478	38.748%	53.505%	$580,890,828.52	$762,377,432.92	39.952%	52.757%

Claims in Process (1)	7.288%	7.501%	137	1,136	0.033%	0.273%	$534,134.31	$4,189,362.94	0.037%	0.290%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.056%	7.061%	419,418	415,810	100.000%	100.000%	$1,453,987,818.04	$1,445,085,491.82	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2008-1 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%*
- GSL — Subsidized	6.890%	216,853	$624,404,737.10	43.209%
- GSL — Unsubsidized	6.924%	181,011	672,264,621.71	46.521%
- PLUS Loans	8.418%	17,420	146,052,530.31	10.107%
- SLS Loans	8.141%	526	2,363,602.70	0.164%

- Total	7.061%	415,810	$1,445,085,491.82	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%*
-Four Year	7.045%	279,634	$1,078,962,151.18	74.664%
-Two Year	7.095%	92,067	242,289,908.70	16.766%
-Technical	7.128%	44,103	123,825,436.84	8.569%
-Other	7.919%	6	7,995.10	0.001%

- Total	7.061%	415,810	$1,445,085,491.82	100.000%

*	Percentages may not total 100% due to rounding

GSL	– Guaranteed Stafford Loan

PLUS	– Parent Loans for Undergraduate Students

SLS	– Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2008-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$18,143,946.44
B	Interest Subsidy Payments Accrued During Collection Period	7,257,844.39
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	410,567.29
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$25,812,358.12
VII. 2008-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.008013056	04/25/2008 - 07/25/2008	1 NY Business Day	3.17000%	LIBOR
B	Class A-2 Interest Rate	0.008265833	04/25/2008 - 07/25/2008	1 NY Business Day	3.27000%	LIBOR
C	Class A-3 Interest Rate	0.008645000	04/25/2008 - 07/25/2008	1 NY Business Day	3.42000%	LIBOR
D	Class A-4 Interest Rate	0.009024167	04/25/2008 - 07/25/2008	1 NY Business Day	3.57000%	LIBOR
E	Class B Interest Rate	0.010288056	04/25/2008 - 07/25/2008	1 NY Business Day	4.07000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please seehttp://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2008-1 Inputs From Prior Period 03/31/2008

A	Total Student Loan Pool Outstanding
	i Portfolio Balance	$1,453,987,818.04
	ii Interest To Be Capitalized	30,470,518.09

	iii Total Pool	$1,484,458,336.13
	iv Capitalized Interest	30,000,000.00
	v Specified Reserve Account Balance	3,711,145.84

	vi Total Adjusted Pool	$1,518,169,481.97

B	Total Note Factor	0.993775527
C	Total Note Balance	$1,524,116,755.85

D	Note Balance 04/25/2008	Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i Current Factor	0.974268884	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance	$361,453,755.85	$517,000,000.00	$190,000,000.00	$409,653,000.00	$46,010,000.00
	iii Note Principal Shortfall	$5,947,273.88	$0.00	$0.00	$0.00	$0.00
	iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$3,711,145.84
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$25,183,712.45	$25,183,712.45

B	Primary Servicing Fees — Current Month		$551,318.00	$24,632,394.45

C	Administration Fee		$20,000.00	$24,612,394.45

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,896,349.03	$21,716,045.42
	ii	Class A-2	$4,273,435.83	$17,442,609.59
	iii	Class A-3	$1,642,550.00	$15,800,059.59
	iv	Class A-4	$3,696,776.95	$12,103,282.64

	v	Total Class A Interest Distribution	$12,509,111.81

E	Class B Noteholders’ Interest Distribution Amoun		$473,353.44	$11,629,929.20

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$11,629,929.20	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$11,629,929.20
G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,445,085,491.82
	ii	Interest to be Capitalized	30,872,034.18
	iii	Reserve Account Balance (after any reinstatement)	3,689,893.82
	iv	Capitalized Interest Account Balance	30,000,000.00
	v	Less Specified Reserve Account Balance	(3,689,893.82)

	vi	Total	$1,505,957,526.00

	vii	Class A Notes Outstanding (after application of available funds)	$1,466,476,826.65
	ix	Insolvency Event or Event of Default Under Indenture	N

	x	Available Funds Applied to Class A Noteholders’ Distribution Amount Before

		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(vii > vi or ix = Y)	N

X. 2008-1 Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$3,711,145.84
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$3,711,145.84
	iv	Required Reserve Account Balance	$3,689,893.82
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve – Release to Collection Account	$21,252.02
	vii	Ending Reserve Account Balance	$3,689,893.82

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		02/01/2008
	i	Beginning of Period Account Balance	$—
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/27/2009
	i	Beginning of Period Account Balance	$30,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$30,000,000.00

E	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$4,166,382.16
	ii	Deposits for the Period	$6,204,033.03
	iii	Release to Collection Account	$(4,166,382.16)

	iv	Ending Balance	$6,204,033.03

XI. 2008-1 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$2,896,349.03	$4,273,435.83	$1,642,550.00	$3,696,776.95	$473,353.44
	ii	Quarterly Interest Paid	2,896,349.03	4,273,435.83	1,642,550.00	3,696,776.95	473,353.44

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$14,469,336.03	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	11,629,929.20	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$2,839,406.83	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$14,526,278.23	$4,273,435.83	$1,642,550.00	$3,696,776.95	$473,353.44

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/08	$1,524,116,755.85
	ii	Adjusted Pool Balance	6/30/08	1,509,647,419.82

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$14,469,336.03

	iv	Adjusted Pool Balance	3/31/08	$1,518,169,481.97
	v	Adjusted Pool Balance	6/30/08	1,509,647,419.82

	vi	Current Principal Due (iv - v)		$8,522,062.15
	vii	Notes Issued Exceeding Adjusted Pool Balance		5,947,273.88

	viii	Principal Distribution Amount (vi + vii)		$14,469,336.03

	ix	Principal Distribution Amount Paid		$11,629,929.20

	x	Principal Shortfall (viii - ix)		$2,839,406.83

C		Total Principal Distribution		$11,629,929.20
D		Total Interest Distribution		12,982,465.25

E		Total Cash Distributions		$24,612,394.45

					Paydown
F	Note Balances			04/25/2008	Factor	07/25/2008
	i	A-1 Note Balance	784439AA9	$361,453,755.85		$349,823,826.65
		A-1 Note Pool Factor		0.974268884	0.031347518	0.942921366

	ii	A-2 Note Balance	784439AB7	$517,000,000.00		$517,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	784439AC5	$190,000,000.00		$190,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	784439AD3	$409,653,000.00		$409,653,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	784439AE1	$46,010,000.00		$46,010,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-1 Historical Pool Information

			4/1/08 - 6/30/08	1/17/08 - 3/31/08
Beginning Student Loan Portfolio Balance			$1,453,987,818.04	$1,458,501,059.83

	Student Loan Principal Activity
	i	Regular Principal Collections	$17,972,512.54	$24,152,783.76
	ii	Principal Collections from Guarantor	1,238,455.50	143,661.85
	iii	Principal Reimbursements	204,670.79	221,607.48
	iv	Other System Adjustments	0.00	0.00
	v	Total Principal Collections	$19,415,638.83	$24,518,053.09
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$21,839.50	$52,228.62
	ii	Capitalized Interest	(10,535,152.11)	(7,097,498.77)
	iii	Total Non-Cash Principal Activity	$(10,513,312.61)	$(7,045,270.15)

	Student Loan Principal Purchases		$0.00	$(12,959,541.15)

(-)	Total Student Loan Principal Activity		$8,902,326.22	$4,513,241.79

	Student Loan Interest Activity
	i	Regular Interest Collections	$5,320,723.71	$4,314,482.94
	ii	Interest Claims Received from Guarantors	20,407.78	1,631.41
	iii	Collection Fees/Returned Items	5,299.29	5,964.41
	iv	Late Fee Reimbursements	128,580.31	100,808.66
	v	Interest Reimbursements	13,295.54	6,492.77
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	(551.52)	0.00
	viii	Subsidy Payments	7,054,229.06	0.00
	ix	Total Interest Collections	$12,541,984.17	$4,429,380.19

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$383.89	$(714.60)
	ii	Capitalized Interest	10,535,152.11	7,097,498.77
	iii	Total Non-Cash Interest Adjustments	$10,535,536.00	$7,096,784.17

	Student Loan Interest Purchases		$0.00	$(149,304.76)

	Total Student Loan Interest Activity		$23,077,520.17	$11,376,859.60

(=)	Ending Student Loan Portfolio Balance		$1,445,085,491.82	$1,453,987,818.04
(+)	Interest to be Capitalized		$30,872,034.18	$30,470,518.09

(=)	TOTAL POOL		$1,475,957,526.00	$1,484,458,336.13

(+)	Capitalized Interest		$30,000,000.00	$30,000,000.00

(+)	Reserve Account Balance		$3,689,893.82	$3,711,145.84

(=)	Total Adjusted Pool		$1,509,647,419.82	$1,518,169,481.97

XIII. 2008-1 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-08	$1,484,458,336	4.00%
Jul-08	$1,475,957,526	2.57%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.